Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
6. Income Taxes
During the years ended December 31, 2012 and 2011, Realty Capital Securities was the only one of the Company's operating subsidiaries that was in operation. As a limited liability company it was not subject to income taxes, accordingly, Realty Capital Securities did not record income tax expense (benefit).
The components of income tax expense/(benefit) included in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Current income tax expense
U.S. Federal	$1,630	$-	$-
State and local	677	-	-
Total current income tax expense	2,307	-	-

Deferred income tax benefit
U.S. Federal	(85)	-	-
State and local	(20)	-	-
Total deferred income tax benefit	(105)	-	-
Total income tax expense	$2,202	$-	$-
The reconciliation of the U.S. federal statutory income tax rate to the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory income tax rate	35.00%	-%	-%
Increase (decrease) in tax rate resulting from:
State and local income taxes net of federal benefit	0.42%	-%	-%
Non-controlling interests	(33.40)%	-%	-%
Other	0.18%	-%	-%
Effective tax rate	2.20%	-%	-%

RCS Capital Corporation and Subsidiaries
December 31, 2013

Deferred income tax expense (benefits) result from differences between assets and liabilities measured for financial reporting purposes versus income tax return purposes. Deferred income tax assets are recognized if, in the Company's judgment, their realizability is determined to be more likely than not. If a deferred tax asset is determined to be unrealizable, the Company records a valuation allowance. The Company had no deferred tax liabilities as of December 31, 2013 and 2012. The components of the deferred income taxes as of December 31, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012
Deferred tax assets
Other	$1	$-
Unrealized loss on available-for-sale securities(1)	21	-
Deferred revenue	104	-
Total deferred tax assets	$126	$-
_____________________________
(1) Included in other comprehensive income.
The Company believes that, as of December 31, 2013, it had no material uncertain tax positions. Interest and penalties relating to unrecognized tax expenses (benefits) are recognized in income tax expense, when applicable. There was no liability for interest or penalties accrued as of December 31, 2013.
The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is open to audit under the statute of limitations by the Internal Revenue Service for 2013. The Company or its subsidiaries' federal and state income tax returns are open to audit under the statute of limitations for 2010 to 2013.